Commitments and Contingencies - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Rights of use lease assets	$ 89,020	$ 796,653
Operating lease liabilities, current	33,685	236,294
Operating lease liabilities, noncurrent	23,832	571,862
Total operating lease liabilities	$ 57,517	$ 808,156